BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of due to banks and loans under repurchase agreement (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2015
Disclosure of financial liabilities
Total due to banks	₽ 24,644	₽ 12,305
Subordinated securities loan
Disclosure of financial liabilities
Collateral	6,374	3,518
Subordinated debt | MTS Bank
Disclosure of financial liabilities
Subordinated debt			₽ 7,246
At FVTPL | Securities
Disclosure of financial liabilities
Collateral	9,678
At amortized cost | Securities
Disclosure of financial liabilities
Collateral	1,557	8,719
Loans under repurchase agreements
Disclosure of financial liabilities
Total due to banks	20,540	11,994
Loans and term deposits from banks and other financial institutions
Disclosure of financial liabilities
Total due to banks	2,732	50
Correspondent accounts of other banks
Disclosure of financial liabilities
Total due to banks	₽ 1,372	₽ 261